Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets, Accumulated Amortization	$ 370	$ 1,155
Subordinated Units [Member] | SemGroup [Member]
Common units, issued	8,389,709	8,389,709
Common units, outstanding	8,389,709	8,389,709
Common Class A [Member] | SemGroup [Member]
Common units, issued	3,750,000	2,500,000
Common units, outstanding	3,750,000	2,500,000
Common Units [Member] | Public [Member]
Common units, issued	13,765,451	13,759,739
Common units, outstanding	13,765,451	13,759,739
Common Units [Member] | SemGroup [Member]
Common units, issued	6,814,709	4,389,709
Common units, outstanding	6,814,709	4,389,709